RELATED PARTY TRANSACTIONS - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Due from related parties	$ 548	$ 412
Non-current assets
Due from related parties	10	2
Current liabilities
Due to related parties	649	694
Total	649	694
Brookfield
Current assets
Due from related parties	16	13
Current liabilities
Due to related parties	21	18
Brookfield Renewable
Current assets
Due from related parties	523	392
Current liabilities
Due to related parties	625	513
Share-settlement liability	0	158
Equity-accounted investments and other
Current assets
Due from related parties	9	7
Non-current assets
Due from related parties	10	2
Current liabilities
Due to related parties	3	5
Non-current liabilities
Due to related parties	0	1
Brookfield, Brookfield Renewable, and Equity-accounted investments and other
Current liabilities
Due to related parties	$ 649	$ 536